WRL FREEDOM SP PLUS(R)
                SUPPLEMENT DATED SEPTEMBER 1, 2000 TO PROSPECTUS
                  DATED MAY 1, 1994 AS SUPPLEMENTED MAY 1, 2000

THE FOLLOWING INFORMATION IS ADDED TO PAGE 7, FIFTH PARAGRAPH OF THE PROSPECTUS UNDER THE HEADING "11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?"

         PORTFOLIO                                               RATE
         ---------                                               ----

         WRL Great Companies - Global(2)                         0.80%
         WRL Gabelli Global Growth                               1.00%

THE FOLLOWING INFORMATION IS ADDED TO PAGE 8 OF THE PROSPECTUS BEFORE THE SECTION ENTITLED "INVESTMENT EXPERIENCE INFORMATION" AND REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 1999 (EXCEPT AS NOTED IN THE FOOTNOTES), AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:

                           WRL GREAT                WRL
                           COMPANIES -              GABELLI GLOBAL
                           GLOBAL(2) 10/            GROWTH  10/
                           ------------             ----------

Management Fees             0.80%                   1.00%
Other Expenses              0.20%                   0.20%
12b-1 Fee                   N/A                     N/A
  Total Annual Expenses     1.00%                   1.20%
-----------------
9/ WRL Management has undertaken, until at least April 30, 2001, to pay expenses on behalf of the Portfolios of the WRL Fund to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999 and the expense ratio without the reimbursement are listed below for each portfolio:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSE RATIO
     PORTFOLIO                                                    EXPENSE       REIMBURSEMENT            WITHOUT
                                                                    LIMIT           AMOUNT           REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
WRL VKAM Emerging Growth                                           1.00%            $    N/A               N/A
WRL T. Rowe Price Small Cap                                        1.00%              63,542               2.46%
WRL Goldman Sachs Small Cap                                        1.00%              60,555               5.57%
WRL Pilgrim Baxter Mid Cap Growth                                  1.00%              34,986               1.40%
WRL Alger Aggressive Growth                                        1.00%                 N/A                N/A
WRL Third Avenue Value                                             1.00%              10,734               1.06%
WRL Value Line Aggressive Growth                                   1.00%                 N/A                N/A
WRL GE International Equity                                        1.20%             112,088               1.84%
WRL Janus Global                                                   1.00%                 N/A                N/A
WRL Gabelli Global Growth                                          1.20%                 N/A                N/A
WRL Great Companies - Global(2)                                    1.00%                 N/A                N/A
WRL Great Companies - Technology(SM)                               1.00%                 N/A                N/A
WRL Janus Growth                                                   1.00%                 N/A                N/A
WRL Goldman Sachs Growth                                           1.00%              49,677               2.68%
WRL GE U.S. Equity                                                 1.00%                 N/A                N/A
WRL Great Companies - America(SM)                                  1.00%                 N/A                N/A
WRL Salomon All Cap                                                1.00%              53,174               2.87%
WRL C.A.S.E. Growth                                                1.00%                 N/A                N/A
WRL Dreyfus Mid Cap                                                1.00%              34,541               4.89%
WRL NWQ Value Equity                                               1.00%                 N/A                N/A
WRL T. Rowe Price Dividend Growth                                  1.00%              46,989               2.35%
WRL Dean Asset Allocation                                          1.00%                 N/A                N/A
WRL LKCM Strategic Total Return                                    1.00%                 N/A                N/A
WRL J.P. Morgan Real Estate Securities                             1.00%              51,924               2.69%
WRL Federated Growth & Income                                      1.00%                 N/A                N/A
WRL AEGON Balanced                                                 1.00%                 N/A                N/A
WRL AEGON Bond                                                     0.70%                 N/A                N/A
WRL J.P. Morgan Money Market                                       0.70%                 N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

10/ Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGES 22-23 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":

         Beginning September 1, 2000, you may direct the money in your Policy into three new Sub-Accounts of the WRL Series Life Account. Each Sub-Account invests exclusively in a new Portfolio of the WRL Series Fund, Inc. ("WRL Fund"). There is no assurance that any of the Portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the WRL Fund Prospectus, which you received earlier this year, and should be read carefully.

------------------------------------- ----------------------------------- -----------------------------------
             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital.  Current
                                                                          income is a secondary objective.
------------------------------------- ----------------------------------- -----------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH ON PAGE 50 UNDER THE HEADING "LEGAL PROCEEDINGS":

         Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

THE SIXTH PARAGRAPH ON PAGE 52 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS" IS CHANGED AS FOLLOWS:

         Because WRL Great Companies - America(SM), WRL Great Companies - Technology(SM) , WRL Value Line Aggressive Growth, WRL Great Companies - Global(2) and WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual Portfolio expense level reflects estimated expenses for each of these Portfolios for 2000.



WRL00035-9/2000